Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 92.3%
Security	Principal Amount (000's omitted)	Value
Education — 10.7%
California State University, 5.00%, 11/1/24	$2,500	$ 2,656,925
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
5.00%, 7/1/25	30	32,033
5.00%, 7/1/26	15	16,250
Massachusetts College Building Authority, 5.00%, 5/1/30	600	692,772
Massachusetts Development Finance Agency, (Harvard University), Green Bonds, 5.00%, 11/15/32(1)	500	606,455
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/22	3,495	3,516,389
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 0.44%, 7/1/32(2)	5,000	5,000,000
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 0.67%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(3)	1,995	1,984,526
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	233,586
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,073,500
University of New Mexico, (SPA: U.S. Bank, N.A.), 0.47%, 6/1/30(2)	7,315	7,315,000
University of Texas:
5.00%, 8/15/24	1,000	1,056,540
5.00%, 8/15/31	2,000	2,353,100
Prerefunded to 8/15/22, 5.00%, 8/15/29	2,000	2,020,860
		$ 30,557,936
Electric Utilities — 1.3%
Anaheim Housing and Public Improvements Authority, CA, Electric System Revenue, 5.00%, 10/1/28(1)	$2,405	$ 2,644,947
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	1,000	1,104,160
		$ 3,749,107
Escrowed/Prerefunded — 7.5%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,121,240
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,867,050
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,286,090
New York Dormitory Authority, (State University Dormitory Facilities), Prerefunded to 7/1/22, 5.00%, 7/1/26	135	135,817
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 5.00%, 2/15/25	120	128,278
Orange County School Board, FL, Prerefunded to 8/1/22, 5.00%, 8/1/26	5,000	5,044,950
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	$1,500	$ 1,594,200
Springfield School District No. 19, OR, Prerefunded to 6/15/25, 5.00%, 6/15/30	855	920,211
Utah Transit Authority, Sales Tax Revenue, Prerefunded to 6/15/22, 5.00%, 6/15/25	1,220	1,225,404
		$ 21,323,240
General Obligations — 32.3%
Alexandria, VA, 5.00%, 7/1/27	$200	$ 224,378
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/32	5,000	5,399,950
Bryan Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/33	2,270	2,426,539
California:
1.60%, 12/1/29	1,520	1,371,663
5.00%, 3/1/29	1,415	1,605,247
5.00%, 4/1/29	5,000	5,678,300
Carlsbad Municipal School District, NM:
2.00%, 8/1/32	1,650	1,426,639
2.00%, 8/1/34	1,650	1,376,859
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	154,448
Chambers County Improvement District No. 1, TX, 2.00%, 9/1/26	970	922,305
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	150	144,216
Connecticut:
3.00%, 1/15/32	1,000	967,480
3.00%, 6/1/32	2,250	2,172,420
3.00%, 6/1/33	2,375	2,248,317
Corpus Christi, TX:
5.00%, 3/1/27	1,080	1,192,892
5.00%, 3/1/28	1,135	1,270,712
5.00%, 3/1/29	1,180	1,337,872
5.00%, 3/1/30	1,250	1,432,950
Delaware:
5.00%, 3/1/31	5,000	5,898,750
5.00%, 3/1/32	2,000	2,389,040
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,832,600
Edina, MN, 5.00%, 2/1/30	125	140,541
Florida Board of Education, 5.00%, 6/1/22	8,415	8,440,077
Hartnell Community College District, CA, (Election of 2002), 7.00%, (0.00% until 8/1/22), 8/1/34	85	99,256
Henrico County, VA, 5.00%, 8/1/27	200	223,838

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	$525	$ 523,115
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	696,871
Massachusetts, 5.00%, 12/1/24	5,000	5,328,300
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	28,306
Mercer County, NJ, 2.00%, 2/15/32	3,295	2,770,074
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	10,682
4.00%, 9/1/33	25	26,521
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	918,549
0.00%, 8/1/24	900	848,844
New York, NY:
5.00%, 8/1/26	1,000	1,091,830
5.00%, 8/1/30	3,000	3,423,870
Oconee County, GA, 4.00%, 1/1/34	15	15,901
Ohio, 5.00%, 12/15/23	1,000	1,045,010
Oregon, 1.90%, 6/1/30	950	857,632
Paradise Valley Unified School District No. 69, AZ, 5.00%, 7/1/22	2,080	2,092,730
Ridgefield, CT, 5.00%, 7/15/22	2,425	2,443,236
River Vale Township Board of Education, NJ:
2.00%, 6/15/32	1,280	1,058,483
2.00%, 6/15/33	1,300	1,047,488
Rose Tree Media School District, PA, 5.00%, 4/1/27	1,000	1,092,670
St. Helens School District No. 502, OR, 5.00%, (0.00% until 6/15/22), 6/15/30	880	1,008,938
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,132,559
Texas Public Finance Authority, 5.00%, 10/1/22	100	101,464
Utah, 5.00%, 7/1/22	3,915	3,939,156
Washington, 4.00%, 7/1/27(1)	2,700	2,880,738
Wauwatosa School District, WI, 5.00%, 9/1/22	105	106,251
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	324,297
Westlake, TX, 4.00%, 2/15/34	1,130	1,199,597
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(4)	4,525	4,486,175
		$ 91,876,576
Hospital — 11.4%
Allegheny County Hospital Development Authority, PA, (UPMC), 1.14%, (SIFMA + 0.70%), 5/15/27 (Put Date), 11/15/47(3)	$4,500	$ 4,501,710
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	$90	$ 91,629
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	701,707
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,708,925
5.00%, 6/1/27	3,500	3,863,300
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 0.38%, 7/1/43(2)	5,000	5,000,000
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/31	350	358,589
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 0.45%, 11/15/39(2)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,305,880
Wisconsin Health and Educational Facilities Authority, (Aspirus, Inc. Obligated Group), 5.00%, 8/15/34	1,000	1,134,700
		$ 32,391,440
Housing — 3.3%
Connecticut Housing Finance Authority, 1.85%, 11/15/31	$390	$ 339,924
Connecticut Housing Finance Authority, Social Bonds, 0.74%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(3)	2,500	2,500,250
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	2,205	2,215,342
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	583,281
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 0.44%, 1/1/46(2)	3,600	3,600,000
		$ 9,238,797
Insured - Electric Utilities — 2.5%
Lower Colorado River Authority, TX:
(AGM), 5.00%, 5/15/27	$1,380	$ 1,527,798
(AGM), 5.00%, 5/15/28	2,285	2,566,398
(AGM), 5.00%, 5/15/29	1,790	2,037,163
(AGM), 5.00%, 5/15/30	960	1,102,973
		$ 7,234,332
Insured - General Obligations — 0.6%
Ludington Area School District, MI, (BAM), 5.00%, 11/1/28(1)	$1,475	$ 1,662,443
		$ 1,662,443

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Harris County Municipal Utility District No. 374, TX, (BAM), 3.00%, 9/1/26	$310	$ 311,882
		$ 311,882
Lease Revenue/Certificates of Participation — 7.5%
California Public Works Board:
5.00%, 8/1/29(1)	$2,400	$ 2,669,064
5.00%, 8/1/30(1)	2,785	3,122,180
5.00%, 8/1/31(1)	2,560	2,892,646
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	6,512,160
Malibu, CA:
5.00%, 11/1/38	275	275,781
5.00%, 11/1/43	225	225,639
5.00%, 11/1/48	375	375,975
Palm Beach County School Board, FL, 5.00%, 8/1/31	5,000	5,313,200
		$ 21,386,645
Other Revenue — 4.4%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 5.00%, 2/15/33	$2,700	$ 3,147,471
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	3,500	3,614,765
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/35	5,000	5,681,700
		$ 12,443,936
Special Tax Revenue — 4.8%
District of Columbia, Income Tax Revenue, 5.00%, 10/1/22	$1,500	$ 1,522,215
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	1,000	1,042,260
New York Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/24	1,500	1,572,915
5.00%, 2/15/25	50	53,389
5.00%, 3/15/32	2,790	3,190,979
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	5,770	6,175,919
		$ 13,557,677
Transportation — 4.3%
Florida Department of Transportation, 5.00%, 7/1/30(1)	$2,250	$ 2,609,685
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.00%, 5/15/31	960	1,104,615
New Hampshire, Turnpike System Revenue, 5.00%, 8/1/29(1)	3,130	3,586,479
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/29(1)	$2,400	$ 2,701,560
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,112,780
		$ 12,115,119
Water and Sewer — 1.6%
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	$500	$ 532,305
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,173,469
Raleigh, NC, Combined Enterprise System Revenue, 5.00%, 3/1/26	360	394,383
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,490,625
		$ 4,590,782
Total Tax-Exempt Municipal Obligations (identified cost $271,967,111)		$262,439,912
Total Investments — 92.3% (identified cost $271,967,111)		$262,439,912
Other Assets, Less Liabilities — 7.7%		$ 21,900,072
Net Assets — 100.0%		$284,339,984
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued/delayed delivery security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2022.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2022.
(4)	Multi-step coupon security. Interest rate represents the rate in effect at April 30, 2022.
At April 30, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.2%
New York	13.4%
California	10.4%
Others, representing less than 10% individually	54.3%

Parametric
TABS Short-Term Municipal Bond Fund
April 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2022, 3.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 2.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at April 30, 2022.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$262,439,912	$ —	$262,439,912
Total Investments	$ —	$262,439,912	$ —	$262,439,912
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
4